Loans and Allowance for Credit Losses - Composition of Loan Portfolio (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 388,213	$ 312,028
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	131,128	106,912
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	135,690	112,023
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	55,487	39,053
Residential Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	115,845	76,493
Other Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	54,896	61,959
Lease Financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,562	5,111
Commercial Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	43,765	28,757
Construction and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,722	10,296
Residential Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	107,858	67,546
Home Equity Loans, First Liens [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	7,987	8,947
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	26,295	22,500
Retail Leasing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,519	7,256
Home Equity and Second Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	12,863	10,446
Revolving Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,983	2,750
Installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	14,592	16,641
Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 17,939	$ 24,866